INVENTORY, NET (Details) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Current
Raw materials and consumables	$ 111	$ 138
Fuel products	634	612
Work in progress	115	94
RTFO certificates	256	193
Finished goods and other	138	31
Carrying amount of inventories	1,254	1,068
RTFO certificates held for trading and recorded at fair value	$ 1	$ 60